Long-Term Debt - Euro-denominated term loans- Additional Information (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) credit_facility vessel	Dec. 31, 2023 USD ($) vessel term_loan	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€) vessel term_loan
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,065,520	$ 1,076,274
Number of vessels | vessel	15	10		10
Foreign currency exchange (loss) gain (notes 10 and 13)	$ (1,396)	$ (5,354)	$ 25,478
Financial Guarantee
Debt Instrument [Line Items]
Number of term loans | credit_facility	4
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.00%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.45%
Euro-denominated Term Loans
Debt Instrument [Line Items]
Number of term loans | term_loan		1		1
Aggregate principal amount	$ 0	$ 27,400		€ 24.8
Euro-denominated Term Loans | EURIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		1.95%